Provisions for tax, labor and civil risks (Details 2) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Provisions for tax, labor and civil risks
Opening balance	R$ 40,486	R$ 37,781
Additions	2,454	2,705
Reversals	(21,252)
Payments	(20,695)
Closing balance	R$ 993	R$ 40,486